INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES - Maturities of estimated tax carryforward (Details) $ in Millions	Dec. 31, 2021 ARS ($)
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 716
Inter Radios | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	1
Telemas S.A | Tax Year 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	454
Micro Sistemas | Tax Year 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	230
Telecom Argentinas | Tax Year 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	6
Telecom Argentinas | Tax Year 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	20
Telecom Argentinas | Tax Year 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 5